Statements Of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT INCOME:
Interest income	$ 191,115	$ 212,487	$ 399,426	$ 479,321	$ 870,824	$ 2,072,015	$ 3,235,502
EXPENSES:
Brokerage and custodial fees	6,457,719	10,013,087	13,657,960	21,290,956	37,951,734	54,834,929	57,320,175
Administrative expenses	426,052	508,867	863,309	1,040,924	1,968,723	2,158,133	2,233,354
Custody fees and other expenses	23,553	34,006	48,254	72,622	127,291	165,650	160,011
Management fees	157,946	160,347	328,174	320,795	651,848	571,739	143,533
Total expenses	7,065,270	10,716,307	14,897,697	22,725,297	40,699,596	57,730,451	59,857,073
NET INVESTMENT LOSS	(6,874,155)	(10,503,820)	(14,498,271)	(22,245,976)	(39,828,772)	(55,658,436)	(56,621,571)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	(38,526,344)	13,931,870	(20,406,126)	(11,736,020)	(17,215,476)	(8,224,392)	87,904,542
Foreign exchange translation	(192,361)	157,012	(396,413)	242,671	32,225	(52,568)	352,202
Net change in unrealized:
Futures and forward currency contracts	2,752,889	(6,775,119)	(247,228)	(25,014,611)	(6,846,541)	(25,425,124)	42,259,414
Foreign exchange translation	26,668	2,541	4,012	51,413	35,618	(192,987)	(302,673)
Net gains (losses) from U.S. Treasury notes:
Realized	12,582	(15,114)	15,739	(39,627)	(56,600)	28,504	16,976
Net change in unrealized	(56,975)	137,581	(32,980)	(61,874)	73,373	(373,516)	(203,035)
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)	(35,983,541)	7,438,771	(21,062,996)	(36,558,048)	(23,977,401)	(34,240,083)	130,027,426
NET INCOME (LOSS)	(42,857,696)	(3,065,049)	(35,561,267)	(58,804,024)	(63,806,173)	(89,898,519)	73,405,855
LESS PROFIT SHARE TO MANAGING OWNER						1,385	262,695
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(35,561,267)	(58,804,024)	(63,806,173)	(89,899,904)	73,143,160
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(32,816,430)	(56,140,141)	(61,677,100)	(87,273,146)	70,377,586
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(107.52)	(9.07)	(92.59)	(98.55)	(113.73)	(139.10)	102.20
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(13,412)	(14,579)	(12,353)	(16,960)	6,427
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(110.64)	3.19	(80.86)	(79.73)	(70.56)	(88.62)	72.46
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(2,057,249)	(2,065,504)	(1,737,974)	(2,100,691)	1,069,450
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(110.74)	3.96	(79.99)	(78.56)	(67.85)	(85.70)	131.36
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			$ (140,420)	$ (76,792)	$ (46,823)	$ (31,196)	$ 4,408
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(111.19)	10.28	(72.34)	(68.71)	(44.98)	(58.92)	50.68